NON-INTEREST INCOME - OTHER	12 Months Ended
Dec. 31, 2025
Noninterest Income, Other [Abstract]
NON-INTEREST INCOME - OTHER	NON-INTEREST INCOME - OTHER
Other non-interest income for the years ended December 31 follows:

	2025	2024	2023
	(In thousands)
Investment and insurance commissions	$3,510	$3,268	$3,456
ATM fees	1,576	1,650	1,683
Bank owned life insurance	1,187	834	474
Other	6,252	6,465	6,866
Total other non-interest income	$12,525	$12,217	$12,479